Commitments and Contingencies	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18)	COMMITMENTS AND CONTINGENCIES
A putative securities class action was filed on April 14, 2020 against the Company and three of its officers and/or directors (Mark Tritton (the Company’s former President and Chief Executive Officer), Mary Winston (the Company’s former Interim Chief Executive Officer) and Robyn D’Elia (the Company’s former Chief Financial Officer and Treasurer)) in the United States District Court for the District of New Jersey (the “New Jersey federal court”). The case, which is captioned
 Vitiello v. Bed Bath
 & Beyond Inc., et al.
, Case No.
2:20-cv-04240-MCA-MAH,
asserts claims under §§ 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) on behalf of a putative class of purchasers of the Company’s securities from October 2, 2019 through February 11, 2020. The Complaint alleges that certain of the Company’s disclosures about financial performance and certain other public statements during the putative class period were materially false or misleading. A similar putative securities class action, asserting the same claims on behalf of the same putative class against the same defendants, was filed on April 30, 2020. That case, captioned
 Kirkland v. Bed Bath
 & Beyond Inc., et al.
, Case
No. 1:20-cv-05339-MCA-MAH,
is also pending in the United States District Court for the District of New Jersey. On August 14, 2020, the court consolidated the two cases and appointed Kavin Bakhda as lead plaintiff pursuant to the Private Securities Litigation Reform Act of 1995 (as consolidated, the “Securities Class Action”). Lead plaintiff and additional named plaintiff Richard Lipka filed an Amended Class Action Complaint on October 20, 2020, on behalf of a putative class of purchasers of the Company’s securities from September 4, 2019 through February 11, 2020. Defendants moved to dismiss the Amended Complaint on December 21, 2020.
After a mediation held in August 2021, a settlement in principle was reached between the Company and lead plaintiff in the Securities Class Action. The settlement has been executed and was preliminarily approved by the New Jersey Federal Court in February 2022. The court granted final approval to the settlement and dismissed the Securities Class Action on June 2, 2022. The Company had previously recorded a liability for the Securities Class Action, based on the agreed settlement amount and insurance coverage available and this amount was paid by the insurance company in the second fiscal quarter of 2022.

On July 10, 2020, the first of three related shareholder derivative actions was filed in the New Jersey federal court on behalf of the Company against various present and former directors and officers. The case, which is captioned
 Salu v. Tritton, et al.
, Case No.
2:20-cv-08673-MCA-MAH
(D.N.J.), asserts claims under §§ 10(b) and 20(a) of the Exchange Act and for breach of fiduciary duty, unjust enrichment, and waste of corporate assets under state law arising from the events underlying the securities class actions described above and from the Company’s repurchases of its own shares during the class period pled in the securities cases. The two other derivative actions, which assert similar claims, are captioned
 Grooms v. Tritton, et al.
, Case No.
2:20-cv-09610-SDW-RDW
(D.N.J.) (filed July 29, 2020), and
 Mantia
v. Fleming, et al.
, Case No.
2:20-cv-09763-MCA-MAH
(D.N.J.) (filed July 31, 2020). On August 5, 2020, the court signed a stipulation by the parties in the
 Salu
 case to stay that action pending disposition of a motion to dismiss in the Securities Class Action, subject to various terms outlined in the stipulation. The parties in all three derivative cases have moved to consolidate them and to apply the
 Salu
 stay of proceedings to all three actions. The court granted the motion on October 14, 2020, but the stay was subsequently lifted. On January 4, 2022, the defendants filed a motion to dismiss this case.
On August 28, 2020, another related shareholder derivative action, captioned
 Schneider v. Tritton
, et al., Index No 516051/2020, was filed in the Supreme Court of the State of New York, County of Kings. The claims pled in the Schneider case are similar to those pled in the three federal derivative cases, except that the Schneider complaint does not plead claims under the Exchange Act. On September 21, 2020, the parties filed a stipulation seeking to stay that action pending disposition of a motion to dismiss in the securities class action, subject to various terms and conditions.
On June 11, 2021, an additional related derivative action was filed on behalf of the Company against certain present and former directors and officers. This Complaint is entitled
 Michael Anthony v Mark Tritton et. al.
, Index No. 514167/2021 and was filed in the Supreme Court of the State of New York, Kings County. The claims are substantially the same as in the other two derivative actions. On October 26, 2021, the court consolidated the
 Schneider
 and
 Anthony
 actions, and the plaintiffs subsequently filed a consolidated complaint. On January 10, 2022, the defendants filed a motion to dismiss this case.
The derivative cases were not included in the August 2021 settlement referred to above, but after mediation, a settlement in principle was reached in the first quarter of fiscal 2022. The settlement has been executed and was preliminarily approved by the New York State Court in June 2022. The court granted final approval to the settlement on September 21, 2022 and the settlement amount has been paid by the Company’s insurer.
The District Attorney’s office for the County of Ventura, together with District Attorneys for other counties in California (together, the “District Attorneys”), recently concluded an investigation regarding the management and disposal at the Company’s stores in California of certain materials that may be deemed hazardous or universal waste under California law. On March 19, 2019, the District Attorneys provided the Company with a settlement demand that included a proposed civil penalty, reimbursement of investigation costs, and certain injunctive relief, including modifications to the Company’s existing compliance program, which already includes associate training, ongoing review of disposal rules applicable to various product categories, and specialized third-party disposal. During fiscal 2020, the Company and the District Attorneys agreed to final terms on a settlement payment of approximately $1.5 million to resolve the matter. The Company has also agreed to spend $171,000 over the next 36 months on refinements to its compliance program. The Company and District Attorneys executed a Stipulated Judgment to this effect, which was recently filed with the court. As of February 29, 2020, the Company had recorded an accrual for the estimated probable loss for this matter, and the Company made the related settlement payment during the fourth quarter of fiscal 2020.
On April 21, 2019, Warren Eisenberg and Leonard Feinstein transitioned to the role of
Co-Founders
and
Co-Chairmen
Emeriti of the Board of Directors of the Company. As a result of this transition, Mr. Eisenberg and Mr. Feinstein ceased to be officers of the Company effective as of April 21, 2019, and became entitled to the payments and benefits provided under their employment agreements that apply in the case of a termination without cause, which generally include continued senior status payments until May 2027 and continued participation for the
Co-Founders
(and their spouses, if applicable) at the Company’s expense in employee plans and programs. In addition, the
Co-Founders
remain entitled to supplemental pension payments specified in their employment agreements of $200,000 per year (as adjusted for a cost of living increase), until the death of the survivor of the applicable
Co-Founder
and his spouse, reduced by the continued senior status payments referenced above.
Pursuant to their respective restricted stock and performance stock unit agreements, shares of restricted stock and performance-based stock units granted to Messrs. Eisenberg and Feinstein vested upon their resignation as members of the Board of Directors effective May 1, 2019, subject, however, to attainment of any applicable performance goals and the certification of the applicable performance-based tests by the People, Culture and Compensation Committee, as provided under their award agreements.
The Company’s former Chief Executive Officer (the “Former CEO”) departed the Company effective as of May 12, 2019. In accordance with the terms of the Former CEO’s employment and equity award agreements, the Former CEO was entitled to three times his then-current salary, payable over three years in normal payroll installments, except that any amount due prior to the six months after his departure, was paid in a lump sum after such six-month
period. Such amounts will be reduced by any compensation earned with any subsequent employer or otherwise and will be subject to the Former CEO’s compliance with a one-year
non-competition
and
non-solicitation
covenant. On October 21, 2019, the Former CEO entered into an agreement (the “Former CEO PSU Settlement Agreement”) with the Company to reduce the PSUs held by him by an excess amount of outstanding PSUs granted to the Former CEO in the Company’s 2018 fiscal year as a result of the use of the fiscal 2017 peer group in lieu of the fiscal 2018 peer group. Further, as a result of this departure, the time-vesting component of the Former CEO’s stock-based awards accelerated, including (i) stock options (which were “underwater” and expired without having been exercised by the Former CEO), (ii) PSU awards which had previously met the related performance-based test, had been certified by the People, Culture and Compensation Committee, and remained subject solely to time-vesting, and (iii) PSU awards (assuming target level of performance) which remain subject to attainment of any performance goals and the certification of the applicable performance-based tests by the People, Culture and Compensation Committee, as provided under his award agreements and subject to the terms of the Former CEO PSU Settlement Agreement.
In addition, the Company maintains employment agreements with other executives which provide for severance pay.
In connection with the sale of PersonalizationMall.com (“PMall”), the Company agreed to indemnify
1-800-FLOWERS.COM
for certain litigation matters then existing at the time of the close of the transaction, including certain matters for which the Company is entitled to indemnification from the former owner of PMall in connection with the Company’s purchase of PMall in fiscal 2016. During fiscal 2021, the Company recorded a liability for one such matter and a corresponding asset based on the Company’s assessment of the ability to recover the expected loss under the indemnification provided at the time of its purchase of PMall. The matter has been settled and the settlement is to be paid by the former owner of PMall.
On August 23, 2022, a putative securities class action and shareholder derivative action was filed against the Company, Gustavo Arnal (the Company’s former Chief Financial Officer), and certain third parties in the United States District Court for the District of Columbia. The case, which is captioned Si v. Bed Bath & Beyond Corp., et al., Case No.
2:22-cv-02541,
asserts claims of breach of fiduciary duty, negligent misrepresentation, and violations of §§ 10(b) and 20(a) of the Exchange Act on behalf of a putative class of purchasers of our securities from March 25, 2022 through August 18, 2022. The Complaint alleges that certain of our disclosures about the Company’s revenue and proposed divestments, as well as other disclosures made by certain of our investors about their holdings, during the putative class period were materially false or misleading. The Company is still evaluating the complaint, which is subject to amendment, but based on current knowledge the Company believes the claims are without merit. In November, 2022 an amended complaint was filed which removed Mr. Arnal as a defendant, shortened the class period and reduced the claims against the Company.

The Company records an estimated liability related to its various claims and legal actions arising in the ordinary course of business when and to the extent that it concludes a liability is probable and the amount of the loss can be reasonably estimated. Such estimated loss is based on available information and advice from outside counsel, where appropriate. As additional information becomes available, the Company reassesses the potential liability related to claims and legal actions and revises its estimated liabilities, as appropriate. The Company expects the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity. The Company also cannot predict the nature and validity of claims which could be asserted in the future, and future claims could have a material impact on its earnings.

12.	COMMITMENTS AND CONTINGENCIES
A putative securities class action was filed on April 14, 2020 against the Company and three of its officers and/or directors (Mark Tritton, Mary Winston (the Company’s former Interim Chief Executive Officer) and Robyn D’Elia (the Company’s former Chief Financial Officer and Treasurer)) in the United States District Court for the District of New Jersey (the “New Jersey federal court”). The case, which is captioned
 Vitiello v. Bed Bath
 & Beyond Inc., et al.
, Case No.
2:20-cv-04240-MCA-MAH,
asserts claims under §§ 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) on behalf of a putative class of purchasers of the Company’s securities from October 2, 2019 through February 11, 2020. The Complaint alleges that certain of the Company’s disclosures about financial performance and certain other public statements during the putative class period were materially false or misleading. A similar putative securities class action, asserting the same claims on behalf of the same putative class against the same defendants, was filed on April 30, 2020. That case, captioned
 Kirkland v. Bed Bath
 & Beyond Inc., et al.
, Case
No. 1:20-cv-05339-MCA-MAH,
is also pending in the United States District Court for the District of New Jersey. On August 14, 2020, the court consolidated the two cases and appointed Kavin Bakhda as lead plaintiff pursuant to the Private Securities Litigation Reform Act of 1995 (as consolidated, the “Securities Class Action”). Lead plaintiff and additional named plaintiff Richard Lipka filed an Amended Class Action Complaint on October 20, 2020, on behalf of a putative class of purchasers of the Company’s securities from September 4, 2019 through February 11, 2020. Defendants moved to dismiss the Amended Complaint on December 21, 2020.

After a mediation held in August 2021, a settlement in principle was reached between the Company and lead plaintiff in the Securities Class Action. The settlement has been executed and was preliminarily approved by the New Jersey Federal Court in February 2022. If the settlement is granted final approval, the Securities Class Action will be fully resolved and the matter will be dismissed. The Company has recorded a liability for the Securities Class Action, based on the agreed settlement amount and insurance coverage available.
On July 10, 2020, the first of three related shareholder derivative actions was filed in the New Jersey federal court on behalf of the Company against various present and former directors and officers. The case, which is captioned
 Salu v. Tritton, et al.
, Case No.
2:20-cv-08673-MCA-MAH
(D.N.J.), asserts claims under §§ 10(b) and 20(a) of the Exchange Act and for breach of fiduciary duty, unjust enrichment, and waste of corporate assets under state law arising from the events underlying the securities class actions described above and from the Company’s repurchases of its own shares during the class period pled in the securities cases. The two other derivative actions, which assert similar claims, are captioned
 Grooms v. Tritton, et al.
, Case No.
2:20-cv-09610-SDW-RDW
(D.N.J.) (filed July 29, 2020), and
 Mantia v. Fleming, et al.
, Case No.
2:20-cv-09763-MCA-MAH
(D.N.J.) (filed July 31, 2020). On August 5, 2020, the court signed a stipulation by the parties in the
 Salu
 case to stay that action pending disposition of a motion to dismiss in the Securities Class Action, subject to various terms outlined in the stipulation. The parties in all three derivative cases have moved to consolidate them and to apply the
 Salu
 stay of proceedings to all three actions. The court granted the motion on October 14, 2020, but the stay was subsequently lifted. On January 4, 2022, the defendants filed a motion to dismiss this case.
On August 28, 2020, another related shareholder derivative action, captioned
 Schneider v. Tritton
, et al., Index No 516051/2020, was filed in the Supreme Court of the State of New York, County of Kings. The claims pled in the Schneider case are similar to those pled in the three federal derivative cases, except that the Schneider complaint does not plead claims under the Exchange Act. On September 21, 2020, the parties filed a stipulation seeking to stay that action pending disposition of a motion to dismiss in the securities class action, subject to various terms and conditions.
On June 11, 2021, an additional related derivative action was filed on behalf of the Company against certain present and former directors and officers. This Complaint is entitled
 Michael Anthony v Mark Tritton et. al.
, Index No. 514167/2021 and was filed in the Supreme Court of the State of New York, Kings County. The claims are substantially the same as in the other two derivative actions. On October 26, 2021, the court consolidated the
 Schneider
 and
 Anthony
 actions, and the plaintiffs subsequently filed a consolidated complaint. On January 10, 2022, the defendants filed a motion to dismiss this case.
The derivative cases were not included in the August 2021 settlement referred to above, but after mediation, a settlement in principle was reached subsequent to year-end.
The settlement remains subject to documentation and must be approved by the Court.
The District Attorney’s office for the County of Ventura, together with District Attorneys for other counties in California (together, the “District Attorneys”), recently concluded an investigation regarding the management and disposal at the Company’s stores in California of certain materials that may be deemed hazardous or universal waste under California law. On March 19, 2019, the District Attorneys provided the Company with a settlement demand that included a proposed civil penalty, reimbursement of investigation costs, and certain injunctive relief, including modifications to the Company’s existing compliance program, which already includes associate training, ongoing review of disposal rules applicable to various product categories, and specialized third-party disposal. During Fiscal 2020, the Company and the District Attorneys agreed to final terms on a settlement payment of approximately $1.5 million to resolve the matter. The Company has also agreed to spend $171,000 over the next 36 months on refinements to its compliance program. The Company and District Attorneys executed a Stipulated Judgment to this effect, which was recently filed with the court. As of February 29, 2020, the Company had recorded an accrual for the estimated probable loss for this matter, and the Company made the related settlement payment during the fourth quarter of Fiscal 2020.

On April 21, 2019, Warren Eisenberg and Leonard Feinstein transitioned to the role of
Co-Founders
and
Co-Chairmen
Emeriti of the Board of Directors of the Company. As a result of this transition, Mr. Eisenberg and Mr. Feinstein ceased to be officers of the Company effective as of April 21, 2019, and became entitled to the payments and benefits provided under their employment agreements that apply in the case of a termination without cause, which generally include continued senior status payments until May 2027 and continued participation for the
Co-Founders
(and their spouses, if applicable) at the Company’s expense in employee plans and programs. In addition, the
Co-Founders
remain entitled to supplemental pension payments specified in their employment agreements of $200,000 per year (as adjusted for a cost of living increase), until the death of the survivor of the applicable
Co-Founder
and his spouse, reduced by the continued senior status payments referenced above.
Pursuant to their respective restricted stock and performance stock unit agreements, shares of restricted stock and performance-based stock units granted to Messrs. Eisenberg and Feinstein vested upon their resignation as members of the Board of Directors effective May 1, 2019, subject, however, to attainment of any applicable performance goals and the certification of the applicable performance-based tests by the Compensation Committee, as provided under their award agreements.
The Company’s former Chief Executive Officer (the “Former CEO”) departed the Company effective as of May 12, 2019. In accordance with the terms of the Former CEO’s employment and equity award agreements, the Former CEO was entitled to three times his then-current salary, payable over three years in normal payroll installments, except that any amount due prior to the six months after his departure, was paid in a lump sum after such six month period. Such amounts will be reduced by any compensation earned with any subsequent employer or otherwise and will be subject to the Former CEO’s compliance with a one-year
non-competition
and
non-solicitation
covenant. On October 21, 2019, the Former CEO entered into an agreement (the “Former CEO PSU Settlement Agreement”) with the Company to reduce the PSUs held by him by an excess amount of outstanding PSUs granted to the Former CEO in the Company’s 2018 fiscal year as a result of the use of the Fiscal 2017 peer group in lieu of the Fiscal 2018 peer group. Further, as a result of this departure, the time-vesting component of the Former CEO’s stock-based awards accelerated, including (i) stock options (which were “underwater” and expired without having been exercised by the Former CEO), (ii) PSU awards which had previously met the related performance-based test, had been certified by the Compensation Committee, and remained subject solely to time-vesting, and (iii) PSU awards (assuming target level of performance) which remain subject to attainment of any performance goals and the certification of the applicable performance-based tests by the Compensation Committee, as provided under his award agreements and subject to the terms of the Former CEO PSU Settlement Agreement.
In addition, the Company maintains employment agreements with other executives which provide for severance pay.
In connection with the sale of PMall (see “Assets Held for Sale and Divestitures”, Note 16), the Company agreed to indemnify
1-800-FLOWERS.COM
for certain litigation matters then existing at the time of the close of the transaction, including certain matters for which the Company is entitled to indemnification from the former owner of PMall in connection with the Company’s purchase of PMall in Fiscal 2016. During Fiscal 2021, the Company recorded a liability for one such matter and a corresponding asset based on the Company’s assessment of the ability to recover the expected loss under the indemnification provided at the time of its purchase of PMall.
The Company records an estimated liability related to its various claims and legal actions arising in the ordinary course of business when and to the extent that it concludes a liability is probable and the amount of the loss can be reasonably estimated. Such estimated loss is based on available information and advice from outside counsel, where appropriate. As additional information becomes available, the Company reassesses the potential liability related to claims and legal actions and revises its estimated liabilities, as appropriate. The Company expects the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity. The Company also cannot predict the nature and validity of claims which could be asserted in the future, and future claims could have a material impact on its earnings.